Income Taxes (Statutory Tax Rate to Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%		35.00%		35.00%
State income taxes and credits	2.20%		1.00%		1.10%
Foreign rate differential	(11.90%)		(13.00%)		(7.50%)
Other foreign items	4.00%		1.20%		(2.00%)
Uncertain tax positions	2.30%		(0.60%)		(3.40%)
Foreign tax credits, net	(0.60%)		(2.60%)		(3.20%)
Valuation allowance	1.50%		4.70%		2.90%
Clean energy and research credits	(9.60%)	[1]	(5.70%)	[1]	(2.50%)	[1]
Effective Income Tax Rate Reconciliation, India Amagulation	(15.20%)		0.00%		0.00%
Other	(3.50%)		(3.80%)		(0.40%)
Effective tax rate	4.20%		16.20%		20.00%

[1]	(1)Includes income tax credits under Section 45 of the Code earned from the Company’s clean energy investments.